Acquisitions	3 Months Ended
Mar. 31, 2017
Acquisitions
Acquisitions

On February 8, 2017, the Company acquired substantially all of the assets of NextGen in exchange for $750,000 in cash, plus 1,523,809 unregistered shares of Class B common stock of the Company, which were issued at a negotiated fair value of $1.75 per share and a subordinated secured promissory note issued by the Company in favor of NextGen in the amount of $1,333,334 (the “NextGen Note”). The NextGen Note matures on the third anniversary of the closing date (the “Maturity Date”). Interest accrues and will be paid semi-annually (i) at a rate of 6.5% annually from the closing date through the second anniversary of such date and (ii) at a rate of 8.5% annually from the second anniversary of the closing date through the Maturity Date. For additional information, see Note 7 - “Notes Payable.” In connection with the closing of the acquisition, certain investors of the Company accelerated their commitment to fund the second tranche of their investment totaling $1,350,000 (the “2016 Private Placement”). The investors in the 2016 Private Placement were issued 1,161,920 shares of Class B common stock and promissory notes in the amount of $667,000. The second tranche financing was completed on March 31, 2017. For additional information, see Note 7 - “Notes Payable” and Note 8 - “Stockholders’ Equity.”

The following table presents the purchase price consideration as of March 31, 2017:

Issuance of shares	$2,666,666
Debt	1,333,334
Cash paid	750,000
$4,750,000

The preliminary allocation of the purchase price is based on the best information available to management. This allocation is provisional, as the Company is required to recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of March 31, 2017 that, if known, would have resulted in the recognition of those assets or liabilities as of that date. The Company may adjust the preliminary purchase price allocation after obtaining additional information regarding asset valuation, liabilities assumed and revisions of previous estimates. The following table summarizes the preliminary allocation of the purchase price based on the estimated fair value of the acquired assets and assumed liabilities of NextGen as of March 31, 2017 as follows:

Net tangible assets acquired:
Technology development	$1,400,000
Customer contracts	10,000
Non-compete agreements	100,000
Tangible assets acquired	1,510,000
Goodwill	3,240,000
Total purchase price	4,750,000
Less: Issuance of shares	2,666,666
Less: Debt issued	1,333,334

Cash paid	$750,000

 Supplemental pro forma information

The results of operations of NextGen since the acquisition date are included in the accompanying Condensed Consolidated Financial Statements.

The following supplemental pro forma information presents the financial results as if the acquisition of NextGen was made as of January 1, 2017 for the three-months ended March 31, 2017 and on January 1, 2016 for the three-months ended March 31, 2016.

Pro forma adjustments for the three-months ended March 31, 2017 and 2016 primarily include adjustments to reflect additional depreciation and amortization of $29,866 and $24,394, respectively, related to technology development and identifiable intangible assets recorded as part of the acquisition, and interest expense related to the NextGen Note of $27,353 and $21,443, respectively.

	Three-Months Ended March 31,
	2017	2016
Pro forma revenue	$45,415	$30,951
Pro forma net loss	$(1,028,084)	$(459,834)